Debt	9 Months Ended
Sep. 30, 2025
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Debt

Note 9. Debt

Bridge Loan

On August 11, 2025, the Company entered into a bridge loan agreement (the “August 2025 Bridge Loan Agreement”) providing for an initial draw of $5,000, with up to an additional $20,000 available at the lender’s discretion. The loan bears interest at the prime rate plus 4.50%, with interest-only payments for the first 12 months, followed by monthly amortization of 1.25% of the principal. The Company incurred a total debt discount of $142 and issuance costs of $46 at issuance which are being amortized over the life of the loan, and were $136 and $44 at September 30, 2025, respectively. The carrying amount of the bridge loan at September 30, 2025 was $4,820. The loan matures on August 11, 2028, and is secured by substantially all of the Company’s assets. The agreement includes customary financial covenants. As of September 30, 2025, the bridge loan had an outstanding balance of $5,000. The Company has opted to pay interest due in advance, therefore, there is no accrued interest recorded in the interim condensed consolidated statements of operations for the nine months ended September 30, 2025. Interest expense associated with the bridge loan obligation, including amortization of debt issuance costs and discounts, was $93 within the interim condensed consolidated statements of operations for the nine months ended September 30, 2025. The Company was in compliance with all covenants under the bridge loan.

Warrant Agreement

In connection with the August 2025 Bridge Loan Agreement, on August 11, 2025, the Company issued the August 2025 Warrant (as defined in Note 5 – Fair Value Measurements), entitling the holder to purchase equity interests representing 1.00% of the Company subsidiary’s economic interests on a fully diluted basis, at an aggregate exercise price of $750. The August 2025 Warrant provided for incremental increases in the equity percentage of 0.35% for each $5,000 of additional loans advanced under the August 2025 Bridge Loan Agreement, up to a maximum of 2.40%.

On August 28, 2025, the Company and the warrant holder entered into a Warrant Cancellation Agreement (the “August 2025 Warrant Cancellation Agreement”), pursuant to which the August 2025 Warrant was cancelled in its entirety. In consideration for the cancellation, the warrant holder received Class C units in Boost Run Holdings, LLC. See Note 10 – Members’ Capital for more details related to the issuance of Class C units. See Fair Value Measurements under Note 2 – Summary of Significant Accounting Policies for the valuation methodology and assumptions used to derive the fair value of the Class C units.

Debt Maturities

The following table reflects the Company’s debt maturities:

2025 (remaining 3 months)	$-
2026	250
2027	750
2028	4,000
Thereafter	-
$5,000